Exploration and Evaluation Assets - Additional Information (Detail) $ in Millions	Oct. 31, 2019 USD ($)
Castle Mountain Venture [Member]
Exploration and evaluation assets are comprised of acquisition costs [Line Items]
Transfer of exploration and evaluation assets to mineral properties	$ 133.1